Schedule of non-cancellable lease contracts (Details)	Jun. 30, 2026
Motor Vehicles [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Lease contractual term	7 years
Motor Vehicles [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Lease contractual term	8 years
Corporate Office Premises [Member]
Property, Plant, and Equipment [Line Items]
Lease contractual term	3 years